Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans not rated by class of loans
Loans not rated by class of loans	$ 120,685	$ 112,550
Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	285	755
Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	2,460	2,415
Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	110,159	102,306
Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	1,301	858
Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	6,480	6,216
Performing [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	119,795	111,120
Performing [Member] | Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	285	755
Performing [Member] | Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	2,460	2,415
Performing [Member] | Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	109,276	100,892
Performing [Member] | Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	1,294	850
Performing [Member] | Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	6,480	6,208
Non-Performing [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	890	1,430
Non-Performing [Member] | Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans
Non-Performing [Member] | Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans
Non-Performing [Member] | Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	883	1,414
Non-Performing [Member] | Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	7	8
Non-Performing [Member] | Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans		$ 8